Document and Entity Information	0 Months Ended
Sep. 27, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 27, 2013
Registrant Name	MFS SERIES TRUST IV
Central Index Key	0000063068
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	Dec. 29, 2012
MFS® Mid Cap Growth Fund | A | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	OTCAX
MFS® Mid Cap Growth Fund | R4 | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	OTCJX
MFS® Mid Cap Growth Fund | 529A | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	EAMCX
MFS® Mid Cap Growth Fund | 529B | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	EBCGX
MFS® Mid Cap Growth Fund | 529C | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	ECGRX
MFS® Mid Cap Growth Fund | B | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	OTCBX
MFS® Mid Cap Growth Fund | C | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	OTCCX
MFS® Mid Cap Growth Fund | I | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	OTCIX
MFS® Mid Cap Growth Fund | R1 | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	OTCGX
MFS® Mid Cap Growth Fund | R2 | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	MCPRX
MFS® Mid Cap Growth Fund | R3 | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	OTCHX
MFS® Mid Cap Growth Fund | R5 | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	OTCKX
MFS® Global New Discovery Fund | A | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	GLNAX
MFS® Global New Discovery Fund | B | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	GLNBX
MFS® Global New Discovery Fund | C | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	GLNCX
MFS® Global New Discovery Fund | I | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	GLNIX
MFS® Global New Discovery Fund | R1 | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	GLNJX
MFS® Global New Discovery Fund | R2 | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	GLNKX
MFS® Global New Discovery Fund | R3 | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	GLNLX
MFS® Global New Discovery Fund | R4 | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	GLNMX
MFS® Global New Discovery Fund | R5 | MFS SERIES TRUST IV
Risk/Return:
Trading Symbol	GLNNX
MFS® Global Leaders Fund | A | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	GLOAX
MFS® Global Leaders Fund | B | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	GLOBX
MFS® Global Leaders Fund | C | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	GLOCX
MFS® Global Leaders Fund | I | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	GLODX
MFS® Technology Fund | A | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MTCAX
MFS® Technology Fund | R4 | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MTCJX
MFS® Technology Fund | B | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MTCBX
MFS® Technology Fund | C | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MTCCX
MFS® Technology Fund | I | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MTCIX
MFS® Technology Fund | R1 | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MTCKX
MFS® Technology Fund | R2 | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MTERX
MFS® Technology Fund | R3 | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MTCHX
MFS® Technology Fund | R5 | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MTCLX
MFS® Value Fund | A | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MEIAX
MFS® Value Fund | R4 | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MEIJX
MFS® Value Fund | 529A | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	EAVLX
MFS® Value Fund | 529B | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	EBVLX
MFS® Value Fund | 529C | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	ECVLX
MFS® Value Fund | B | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MFEBX
MFS® Value Fund | C | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MEICX
MFS® Value Fund | I | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MEIIX
MFS® Value Fund | R1 | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MEIGX
MFS® Value Fund | R2 | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MVRRX
MFS® Value Fund | R3 | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MEIHX
MFS® Value Fund | R5 | MFS SERIES TRUST I
Risk/Return:
Trading Symbol	MEIKX